Note 11 - Borrowings (Details) - Long-Term Borrowing (Parentheticals)	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Weighted average interest rate	0.962%	1.026%
TIBOR [Member]
Debt Instrument [Line Items]
TIBOR rate	0.25%	0.336%